Federated Hermes Adjustable Rate Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—45.6%
	[1]	Federal Home Loan Mortgage Corporation—11.6%
$ 119,603		REMIC, Series 2380, Class FL, 0.689% (1-month USLIBOR +0.600%), 11/15/2031	$120,875
128,095		REMIC, Series 2434, Class FA, 1.089% (1-month USLIBOR +1.000%), 3/15/2032	131,202
52,906		REMIC, Series 2448, Class FA, 1.089% (1-month USLIBOR +1.000%), 1/15/2032	54,055
55,977		REMIC, Series 2452, Class FC, 1.089% (1-month USLIBOR +1.000%), 1/15/2032	57,192
153,525		REMIC, Series 2459, Class FP, 1.089% (1-month USLIBOR +1.000%), 6/15/2032	156,870
40,258		REMIC, Series 2470, Class EF, 1.089% (1-month USLIBOR +1.000%), 3/15/2032	41,235
184,945		REMIC, Series 2475, Class F, 1.089% (1-month USLIBOR +1.000%), 2/15/2032	189,440
141,647		REMIC, Series 2475, Class FD, 0.639% (1-month USLIBOR +0.550%), 6/15/2031	143,420
127,038		REMIC, Series 2480, Class NF, 1.089% (1-month USLIBOR +1.000%), 1/15/2032	130,106
39,641		REMIC, Series 2498, Class AF, 1.089% (1-month USLIBOR +1.000%), 3/15/2032	40,602
130,835		REMIC, Series 3085, Class UF, 0.539% (1-month USLIBOR +0.450%), 12/15/2035	132,311
326,633		REMIC, Series 3156, Class HF, 0.574% (1-month USLIBOR +0.485%), 8/15/2035	329,679
525,353		REMIC, Series 3208, Class FD, 0.548% (1-month USLIBOR +0.400%), 8/15/2036	529,531
511,154		REMIC, Series 3208, Class FG, 0.489% (1-month USLIBOR +0.400%), 8/15/2036	515,219
113,068		REMIC, Series 3213, Class GF, 0.519% (1-month USLIBOR +0.430%), 9/15/2036	114,280
736,759		REMIC, Series 3284, Class AF, 0.399% (1-month USLIBOR +0.310%), 3/15/2037	738,549
1,079,764		REMIC, Series 3314, Class FE, 0.418% (1-month USLIBOR +0.270%), 5/15/2037	1,075,574
360,546		REMIC, Series 3380, Class FP, 0.439% (1-month USLIBOR +0.350%), 11/15/2036	363,614
423,613		REMIC, Series 3550, Class GF, 0.839% (1-month USLIBOR +0.750%), 7/15/2039	431,432
577,377		REMIC, Series 3556, Class FA, 0.999% (1-month USLIBOR +0.910%), 7/15/2037	590,989
213,864		REMIC, Series 3593, Class CF, 0.689% (1-month USLIBOR +0.600%), 2/15/2036	217,370
1,421,735		REMIC, Series 4242, Class F, 0.489% (1-month USLIBOR +0.400%), 8/15/2043	1,432,485
70,444		REMIC, Series 4452, Class FP, 0.389% (1-month USLIBOR +0.300%), 10/15/2043	70,466
2,596,480		REMIC, Series 4508, Class CF, 0.489% (1-month USLIBOR +0.400%), 9/15/2045	2,612,626
1,578,148		REMIC, Series 4915, Class FG, 0.542% (1-month USLIBOR +0.450%), 9/25/2049	1,591,605
742,598		REMIC, Series 4959, Class JF, 0.542% (1-month USLIBOR +0.450%), 3/25/2050	747,765
3,192,193		REMIC, Series 4998, Class KF, 0.400% (Secured Overnight Financing Rate +0.350%), 8/25/2050	3,201,733
		TOTAL	15,760,225
		Federal National Mortgage Association—31.6%
4,269		REMIC, Series 1995-17, Class B, 2.261%, 2/25/2025	4,268
131,561	[1]	REMIC, Series 2001-32, Class FA, 0.642% (1-month USLIBOR +0.550%), 7/25/2031	133,120
54,676	[1]	REMIC, Series 2001-57, Class FA, 0.542% (1-month USLIBOR +0.450%), 6/25/2031	54,996
43,891	[1]	REMIC, Series 2001-62, Class FC, 0.742% (1-month USLIBOR +0.650%), 11/25/2031	44,599
56,216	[1]	REMIC, Series 2001-71, Class FS, 0.692% (1-month USLIBOR +0.600%), 11/25/2031	57,060
199,242	[1]	REMIC, Series 2002-7, Class FG, 0.992% (1-month USLIBOR +0.900%), 1/25/2032	203,426
94,487	[1]	REMIC, Series 2002-8, Class FA, 0.839% (1-month USLIBOR +0.750%), 3/18/2032	96,179
123,606	[1]	REMIC, Series 2002-52, Class FG, 0.592% (1-month USLIBOR +0.500%), 9/25/2032	124,943
304,444	[1]	REMIC, Series 2002-58, Class FG, 1.092% (1-month USLIBOR +1.000%), 8/25/2032	311,972
49,472	[1]	REMIC, Series 2002-60, Class FH, 1.092% (1-month USLIBOR +1.000%), 8/25/2032	50,695
98,464	[1]	REMIC, Series 2002-77, Class FA, 1.089% (1-month USLIBOR +1.000%), 12/18/2032	100,881
42,158	[1]	REMIC, Series 2002-77, Class FG, 0.639% (1-month USLIBOR +0.550%), 12/18/2032	42,751
130,720	[1]	REMIC, Series 2005-67, Class FM, 0.442% (1-month USLIBOR +0.350%), 8/25/2035	131,492
1,903,515	[1]	REMIC, Series 2005-95, Class FH, 0.392% (1-month USLIBOR +0.300%), 11/25/2035	1,913,304
156,229	[1]	REMIC, Series 2006-11, Class FB, 0.392% (1-month USLIBOR +0.300%), 3/25/2036	157,116
591,133	[1]	REMIC, Series 2006-65, Class DF, 0.442% (1-month USLIBOR +0.350%), 7/25/2036	594,375

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 226,737	[1]	REMIC, Series 2006-76, Class QF, 0.492% (1-month USLIBOR +0.400%), 8/25/2036	$228,742
1,633,835	[1]	REMIC, Series 2006-81, Class FA, 0.442% (1-month USLIBOR +0.350%), 9/25/2036	1,646,690
789,945	[1]	REMIC, Series 2006-85, Class PF, 0.472% (1-month USLIBOR +0.380%), 9/25/2036	797,835
631,749	[1]	REMIC, Series 2006-103, Class FB, 0.492% (1-month USLIBOR +0.400%), 10/25/2036	635,899
1,328,989	[1]	REMIC, Series 2006-123, Class CF, 0.352% (1-month USLIBOR +0.260%), 1/25/2037	1,333,846
2,190,782	[1]	REMIC, Series 2006-W1, Class 2AF1, 0.312% (1-month USLIBOR +0.220%), 2/25/2046	2,162,926
111,947	[1]	REMIC, Series 2007-20, Class F, 0.352% (1-month USLIBOR +0.260%), 3/25/2037	112,285
1,261,667	[1]	REMIC, Series 2007-71, Class WF, 0.542% (1-month USLIBOR +0.450%), 7/25/2037	1,275,593
265,477	[1]	REMIC, Series 2007-88, Class FW, 0.642% (1-month USLIBOR +0.550%), 9/25/2037	264,616
68,413	[1]	REMIC, Series 2007-102, Class FA, 0.662% (1-month USLIBOR +0.570%), 11/25/2037	69,526
309,537	[1]	REMIC, Series 2008-69, Class FB, 1.092% (1-month USLIBOR +1.000%), 6/25/2037	317,942
67,197	[1]	REMIC, Series 2008-75, Class DF, 1.342% (1-month USLIBOR +1.250%), 9/25/2038	69,176
546,125	[1]	REMIC, Series 2009-78, Class UF, 0.862% (1-month USLIBOR +0.770%), 10/25/2039	558,547
905,066	[1]	REMIC, Series 2009-87, Class FX, 0.842% (1-month USLIBOR +0.750%), 11/25/2039	921,357
1,068,445	[1]	REMIC, Series 2009-87, Class HF, 0.942% (1-month USLIBOR +0.850%), 11/25/2039	1,091,915
1,505,287	[1]	REMIC, Series 2009-106, Class FN, 0.842% (1-month USLIBOR +0.750%), 1/25/2040	1,531,969
455,136	[1]	REMIC, Series 2010-39, Class EF, 0.612% (1-month USLIBOR +0.520%), 6/25/2037	460,180
2,819,445	[1]	REMIC, Series 2010-68, Class BF, 0.592% (1-month USLIBOR +0.500%), 7/25/2040	2,858,639
1,811,178	[1]	REMIC, Series 2011-4, Class PF, 0.642% (1-month USLIBOR +0.550%), 2/25/2041	1,834,387
484,318	[1]	REMIC, Series 2012-65, Class FB, 0.612% (1-month USLIBOR +0.520%), 6/25/2042	491,238
1,907,029	[1]	REMIC, Series 2012-130, Class DF, 0.492% (1-month USLIBOR +0.400%), 12/25/2042	1,917,773
2,037,075	[1]	REMIC, Series 2014-20, Class FB, 0.492% (1-month USLIBOR +0.400%), 4/25/2044	2,059,221
1,443,403	[1]	REMIC, Series 2016-32, Class FA, 0.492% (1-month USLIBOR +0.400%), 10/25/2034	1,451,664
1,035,260	[1]	REMIC, Series 2016-83, Class FA, 0.592% (1-month USLIBOR +0.500%), 11/25/2046	1,043,047
2,251,264	[1]	REMIC, Series 2018-15, Class JF, 0.392% (1-month USLIBOR +0.300%), 3/25/2048	2,260,084
3,386,272	[1]	REMIC, Series 2018-70, Class HF, 0.442% (1-month USLIBOR +0.350%), 10/25/2058	3,417,216
2,543,820	[1]	REMIC, Series 2019-33, Class FB, 0.542% (1-month USLIBOR +0.450%), 7/25/2049	2,565,240
756,268	[1]	REMIC, Series 2019-41, Class FC, 0.542% (1-month USLIBOR +0.450%), 8/25/2049	762,372
2,088,015	[1]	REMIC, Series 2019-42, Class LF, 0.442% (1-month USLIBOR +0.350%), 8/25/2049	2,102,833
2,442,370	[1]	REMIC, Series 2020-34, Class FA, 0.542% (1-month USLIBOR +0.450%), 6/25/2050	2,458,998
		TOTAL	42,722,933
	[1]	Government National Mortgage Association—2.4%
412,766		REMIC, Series 2012-42, Class HF, 0.461% (1-month USLIBOR +0.370%), 3/20/2042	415,626
2,877,616		REMIC, Series 2015-119, Class FN, 0.341% (1-month USLIBOR +0.250%), 8/20/2045	2,878,864
		TOTAL	3,294,490
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $61,318,076)	61,777,648
	[1]	ADJUSTABLE RATE MORTGAGES—19.3%
		Federal Home Loan Mortgage Corporation ARM—7.6%
1,894,861		1.616%, 7/1/2034	1,943,072
462,991		1.767%, 7/1/2038	477,772
732,271		1.953%, 7/1/2036	759,842
550,022		1.981%, 5/1/2035	571,516
1,021,356		2.066%, 10/1/2033	1,060,148
565,432		2.130%, 4/1/2037	590,066
644,815		2.176%, 12/1/2034	671,253
1,081,195		2.246%, 7/1/2035	1,127,086
749,783		2.361%, 11/1/2034	786,225
653,513		2.375%, 4/1/2034	684,001
918,890		2.375%, 2/1/2035	968,771

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal Home Loan Mortgage Corporation ARM—continued
$ 642,549		2.399%, 8/1/2035	$674,432
		TOTAL	10,314,184
		Federal National Mortgage Association ARM—11.6%
695,176		1.504%, 10/1/2034	711,173
240,478		1.565%, 10/1/2037	247,073
235,088		1.572%, 9/1/2033	239,481
61,248		1.616%, 5/1/2038	63,090
174,625		1.652%, 5/1/2035	182,283
422,623		1.747%, 8/1/2034	433,581
219,396		1.809%, 7/1/2035	226,861
109,984		1.810%, 7/1/2036	113,227
370,958		1.830%, 6/1/2034	380,534
29,611		1.849%, 4/1/2034	30,622
756,382		1.852%, 5/1/2039	781,156
271,914		1.858%, 1/1/2035	280,798
1,417,101		1.873%, 8/1/2039	1,484,631
43,093		1.884%, 2/1/2036	45,213
251,738		1.933%, 7/1/2039	262,368
200,934		1.960%, 7/1/2035	208,769
127,599		1.962%, 12/1/2034	131,959
158,443		1.987%, 5/1/2035	164,764
70,593		1.992%, 11/1/2035	73,475
100,857		2.017%, 5/1/2035	104,396
203,806		2.060%, 2/1/2036	214,849
438,294		2.123%, 12/1/2034	455,583
400,880		2.131%, 7/1/2035	417,467
96,368		2.143%, 10/1/2035	101,897
550,933		2.195%, 2/1/2042	578,551
738,610		2.210%, 1/1/2040	774,221
70,204		2.220%, 10/1/2033	73,933
292,290		2.237%, 7/1/2035	305,456
319,068		2.242%, 7/1/2034	333,676
1,422,029		2.271%, 7/1/2034	1,486,828
866,639		2.287%, 10/1/2035	907,507
306,312		2.295%, 6/1/2033	319,794
678,996		2.305%, 7/1/2035	709,024
584,175		2.307%, 1/1/2035	610,812
234,607		2.335%, 11/1/2039	245,784
1,557,003		2.337%, 8/1/2035	1,643,311
170,053		2.340%, 12/1/2033	177,655
191,712		2.398%, 10/1/2035	201,292
25,258		2.817%, 7/1/2027	26,202
		TOTAL	15,749,296
		Government National Mortgage Association ARM—0.1%
10,708		1.625%, 7/20/2023	10,755
12,021		1.625%, 9/20/2023	12,080
13,491		1.875%, 5/20/2029	13,776
771		2.000%, 1/20/2022	771
10,191		2.000%, 2/20/2023	10,246
10,110		2.000%, 3/20/2023	10,169

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association ARM—continued
$ 9,470		2.000%, 1/20/2030	$9,799
10,372		2.125%, 11/20/2023	10,440
20,547		2.125%, 10/20/2029	21,001
		TOTAL	99,037
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $26,141,274)	26,162,517
		ASSET-BACKED SECURITIES—14.1%
	[1]	Auto Receivables—5.7%
1,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class A2, 0.590% (1-month USLIBOR +0.500%), 9/15/2025	1,506,329
2,780,000		Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.042% (1-month USLIBOR +0.950%), 7/25/2025	2,797,566
3,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class A1, 0.740% (1-month USLIBOR +0.650%), 2/15/2024	3,359,643
		TOTAL	7,663,538
	[1]	Credit Card—5.6%
3,250,000		American Express Credit Account Master Trust 2018-9, Class A, 0.470% (1-month USLIBOR +0.380%), 4/15/2026	3,269,844
2,270,000		Discover Card Execution Note Trust 2017-A5, Class A5, 0.689% (1-month USLIBOR +0.600%), 12/15/2026	2,296,573
1,150,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.449% (1-month USLIBOR +0.360%), 4/15/2025	1,154,532
790,000		Discover Card Execution Note Trust 2018-A2, Class A2, 0.419% (1-month USLIBOR +0.330%), 8/15/2025	793,683
		TOTAL	7,514,632
		Student Loans—2.8%
540,056		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	541,524
1,081,447		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	1,069,628
1,059,000		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,062,254
818,424	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.190% (1-month USLIBOR +1.100%), 7/15/2053	830,120
348,503	[1]	Sofi Professional Loan Program LLC, Class A1, 1.842% (1-month USLIBOR +1.750%), 8/25/2036	351,238
		TOTAL	3,854,764
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,964,116)	19,032,934
		MORTGAGE-BACKED SECURITIES—9.2%
		Federal Home Loan Mortgage Corporation—1.8%
1,842,728		2.000%, 5/1/2036	1,890,524
476,086		4.000%, 9/1/2047	511,669
		TOTAL	2,402,193
		Federal National Mortgage Association—7.4%
1,813,118		2.000%, 4/1/2036	1,860,146
1,843,869		2.000%, 5/1/2036	1,891,695
2,462,247		2.000%, 9/1/2036	2,528,459
2,000,000		2.000%, 12/1/2036	2,051,250
281,019		3.000%, 8/1/2023	294,066
1,341,733		4.000%, 3/1/2048	1,438,557
47,367		5.000%, 1/1/2024	48,924
		TOTAL	10,113,097
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,400,826)	12,515,290
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Agency Commercial Mortgage-Backed Securities—4.8%
1,331,922		FHLMC REMIC, Series KF90, Class AS, 0.428% (SOFR +0.380%), 9/25/2030	1,335,665
4,053,731		FHLMC REMIC, Series KF94, Class AL, 0.388% (1-month USLIBOR +0.300%), 11/25/2030	4,061,865
1,038,189		FNMA REMIC, Series 2020-M5, Class FA, 0.546% (1-month USLIBOR +0.460%), 1/25/2027	1,040,528
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,422,378)	6,438,058

Principal Amount or Shares			Value
	[1]	U.S. TREASURIES—4.4%
		U.S. Treasury Notes—4.4%
$3,000,000		United States Treasury Floating Rate Notes, 0.079% (91-day T-Bill +0.029%), 12/7/2021	$2,999,705
3,000,000		United States Treasury Floating Rate Notes, 0.084% (91-day T-Bill +0.034%), 12/7/2021	3,000,232
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,000,283)	5,999,937
		INVESTMENT COMPANY—2.4%
3,287,683		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[2] (IDENTIFIED COST $3,287,683)	3,287,683
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $134,534,636)	135,214,067
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	210,312
		TOTAL NET ASSETS—100%	$135,424,379
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2021	$3,344,437
Purchases at Cost	$16,669,337
Proceeds from Sales	$(16,726,091)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2021	$3,287,683
Shares Held as of 11/30/2021	3,287,683
Dividend Income	$207

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$61,777,648	$—	$61,777,648
Adjustable Rate Mortgages	—	26,162,517	—	26,162,517
Asset-Backed Securities	—	19,032,934	—	19,032,934
Mortgage-Backed Securities	—	12,515,290	—	12,515,290
Commercial Mortgage-Backed Securities	—	6,438,058	—	6,438,058
U.S. Treasuries	—	5,999,937	—	5,999,937
Investment Company	3,287,683	—	—	3,287,683
TOTAL SECURITIES	$3,287,683	$131,926,384	$—	$135,214,067

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate